12. Segment Financial Information: Schedule of Segment Reporting Information, by Segment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Segment Reporting, Finance Charges Earned	$ 119.4	$ 108.8	$ 100.4
Segment Reporting, Insurance Income	32.5	31.5	29.2
Segment Reporting, Other Income	9.6	6.6	5.6
Segment Reporting Information, Revenue for Reportable Segment, Total	161.5	146.9	135.2
Other Expenses
Segment Reporting, Interest Cost	11.4	11.6	12.3
Segment Reporting, Provision for Loan Losses	21.8	21.8	23.6
Segment Reporting, Depreciation	2.3	2.3	2.1
Segment Reporting, Other Expenses	57.7	54.6	52.7
Segment Reporting, Total Expenses	93.2	90.3	90.7
Segment Reporting, Profit	68.3	56.6	44.5
ASSETS
Segment Reporting, Net Receivables	379.7	352.3	331.3
Segment Reporting, Cash	2.9	3.4	2.6
Segment Reporting, Net fixed assets	6.4	6.8	4.4
Segment Reporting, Other assets	0.4	0.3	0.5
Segment Reporting Information, Net Assets	389.4	362.8	338.8
Segment Reconciliation, Total revenues from reportable segments	161.6	146.9	135.2
Segment Reconciliation, Corporate finance charges earned not allocated to segments	(0.1)	0.1	0.1
Segment Reconciliation, Reclassification of insurance expense against insurance income	3.4	2.9	2.7
Segment Reconciliation, Timing difference of insurance income allocation to segments	7.7	7.9	7.3
Segment Reconciliation, Other revenues not allocated to segments	0.1	0.1	0.2
Segment Reconciliation, Consolidated Revenues	172.7	157.9	145.5
Net Income (Loss) Attributable to Parent
Segment Reconciliation, Total profit or loss for reportable segments	68.3	56.6	44.5
Segment Reconciliation, Corporate earnings not allocated	11.1	10.9	10.2
Segment Reconciliation, Corporate expenses not allocated	(42.8)	(35.3)	(31.3)
Segment Reconciliation, Income taxes not allocated	(3.9)	(3.1)	(2.7)
Segment Reconciliation, Consolidated Net Income	32.7	29.1	20.7
Segment Reconciliation, Total assets for reportable segments	389.4	362.8	338.8
Segment Reconciliation, Loans held at corporate level	1.9	2.2	1.7
Segment Reconciliation, Unearned insurance at corporate levelvel	(16.0)	(15.2)	(13.9)
Segment Reconciliation, Allowance for loan losses at corporate level	(22.0)	(21.4)	(24.1)
Segment Reconciliation, Cash and cash equivalents held at corporate level	30.0	18.5	31.8
Segment Reconciliation, Investment securities at corporate level	124.3	107.7	78.2
Segment Reconciliation, Fixed assets at corporate level	2.6	2.6	2.3
Segment Reconciliation, Other assets at corporate level	8.1	7.7	7.3
Segment Reconciliation, Consolidated Assets	518.3	464.9	422.1
Division I
Revenues
Segment Reporting, Finance Charges Earned	17.8	16.0	14.8
Segment Reporting, Insurance Income	3.2	2.8	2.7
Segment Reporting, Other Income	0.1	0.1	0.1
Segment Reporting Information, Revenue for Reportable Segment, Total	21.1	18.9	17.6
Other Expenses
Segment Reporting, Interest Cost	1.4	1.3	1.4
Segment Reporting, Provision for Loan Losses	3.0	3.3	3.0
Segment Reporting, Depreciation	0.4	0.4	0.4
Segment Reporting, Other Expenses	9.1	8.5	8.2
Segment Reporting, Total Expenses	13.9	13.5	13.0
Segment Reporting, Profit	7.2	5.4	4.6
ASSETS
Segment Reporting, Net Receivables	46.8	40.4	39.6
Segment Reporting, Cash	0.3	0.4	0.3
Segment Reporting, Net fixed assets	1.3	1.0	0.7
Segment Reporting, Other assets	0	0	0
Segment Reporting Information, Net Assets	48.4	41.8	40.6
Division II
Revenues
Segment Reporting, Finance Charges Earned	26.7	25.0	23.1
Segment Reporting, Insurance Income	10.9	9.7	8.6
Segment Reporting, Other Income	2.0	2.0	1.7
Segment Reporting Information, Revenue for Reportable Segment, Total	39.6	36.7	33.4
Other Expenses
Segment Reporting, Interest Cost	2.8	2.9	3.2
Segment Reporting, Provision for Loan Losses	4.8	5.1	5.6
Segment Reporting, Depreciation	0.5	0.5	0.5
Segment Reporting, Other Expenses	12.3	11.9	11.7
Segment Reporting, Total Expenses	20.4	20.4	21.0
Segment Reporting, Profit	19.2	16.3	12.4
ASSETS
Segment Reporting, Net Receivables	92.4	87.3	82.8
Segment Reporting, Cash	0.6	0.8	0.6
Segment Reporting, Net fixed assets	1.4	1.6	0.9
Segment Reporting, Other assets	0.1	0.1	0.1
Segment Reporting Information, Net Assets	94.5	89.8	84.4
Division III
Revenues
Segment Reporting, Finance Charges Earned	26.4	25.5	24.5
Segment Reporting, Insurance Income	10.2	9.5	9.2
Segment Reporting, Other Income	1.9	1.8	1.6
Segment Reporting Information, Revenue for Reportable Segment, Total	38.5	36.8	35.3
Other Expenses
Segment Reporting, Interest Cost	2.8	3.0	3.3
Segment Reporting, Provision for Loan Losses	5.2	5.9	6.1
Segment Reporting, Depreciation	0.5	0.5	0.4
Segment Reporting, Other Expenses	13.0	12.5	12.5
Segment Reporting, Total Expenses	21.5	21.9	22.3
Segment Reporting, Profit	17.0	14.9	13.0
ASSETS
Segment Reporting, Net Receivables	90.5	88.2	86.3
Segment Reporting, Cash	0.8	0.9	0.8
Segment Reporting, Net fixed assets	1.2	1.5	0.8
Segment Reporting, Other assets	0	0	0.1
Segment Reporting Information, Net Assets	92.5	90.6	88.0
Division IV
Revenues
Segment Reporting, Finance Charges Earned	26.6	23.0	20.9
Segment Reporting, Insurance Income	2.8	4.7	4.4
Segment Reporting, Other Income	3.8	1.1	0.9
Segment Reporting Information, Revenue for Reportable Segment, Total	33.2	28.8	26.2
Other Expenses
Segment Reporting, Interest Cost	2.6	2.6	2.6
Segment Reporting, Provision for Loan Losses	4.9	4.1	5.3
Segment Reporting, Depreciation	0.5	0.5	0.5
Segment Reporting, Other Expenses	11.6	11.1	10.4
Segment Reporting, Total Expenses	19.6	18.3	18.8
Segment Reporting, Profit	13.6	10.5	7.4
ASSETS
Segment Reporting, Net Receivables	87.9	80.2	72.4
Segment Reporting, Cash	0.6	0.6	0.5
Segment Reporting, Net fixed assets	1.3	1.6	1.3
Segment Reporting, Other assets	0.2	0.1	0.2
Segment Reporting Information, Net Assets	90.0	82.5	74.4
Division V
Revenues
Segment Reporting, Finance Charges Earned	21.9	19.3	17.1
Segment Reporting, Insurance Income	5.4	4.8	4.3
Segment Reporting, Other Income	1.8	1.6	1.3
Segment Reporting Information, Revenue for Reportable Segment, Total	29.1	25.7	22.7
Other Expenses
Segment Reporting, Interest Cost	1.8	1.8	1.8
Segment Reporting, Provision for Loan Losses	3.9	3.4	3.6
Segment Reporting, Depreciation	0.4	0.4	0.3
Segment Reporting, Other Expenses	11.7	10.6	9.9
Segment Reporting, Total Expenses	17.8	16.2	15.6
Segment Reporting, Profit	11.3	9.5	7.1
ASSETS
Segment Reporting, Net Receivables	62.1	56.2	50.2
Segment Reporting, Cash	0.6	0.7	0.4
Segment Reporting, Net fixed assets	1.2	1.1	0.7
Segment Reporting, Other assets	0.1	0.1	0.1
Segment Reporting Information, Net Assets	$ 64.0	$ 58.1	$ 51.4